Standards issued but not yet effective (Tables)	12 Months Ended
Dec. 31, 2025
Standards issued but not yet effective
Schedule of standards issued
Amendments to IAS 21	The Effects of Changes in Foreign Exchange Rates
Amendments to IFRS 16	Leases regarding sale and leaseback transactions
Annual Improvements to IFRS Standards 2022–2024 Cycle	Disclosure contents such as financial instruments and consolidated financial statements.
Amendments	Effective for annual periods beginning on or after
Amendments to the IFRS 9 and IFRS 7: Amendments to the Classification and Measurement of Financial Instruments*	January 1, 2026
IFRS 18, Presentation and Disclosure in Financial Statements**	January 1, 2027
IFRS 19, Subsidiaries without Public Accountability: Disclosures*	January 1, 2027
Amendments to IAS 21. The Effects of Changes in Foreign Exchange Rates: Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency	January 1, 2027